American Century Investments®
Quarterly Portfolio Holdings
Core Equity Plus Fund
September 30, 2019

Core Equity Plus - Schedule of Investments
SEPTEMBER 30, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 125.6%
Aerospace and Defense — 2.7%
Curtiss-Wright Corp.	3,858	499,110
HEICO Corp.	2,852	356,158
Hexcel Corp.	11,453	940,635
L3Harris Technologies, Inc.	5,985	1,248,710
Mercury Systems, Inc.(1)	13,636	1,106,834
		4,151,447
Air Freight and Logistics — 0.9%
CH Robinson Worldwide, Inc.	15,676	1,329,011
Airlines — 0.9%
Delta Air Lines, Inc.	22,810	1,313,856
Auto Components — 1.1%
Adient plc	27,448	630,206
Gentex Corp.	40,715	1,121,088
		1,751,294
Automobiles — 0.8%
Ford Motor Co.	132,121	1,210,228
Banks — 12.0%
Bank of America Corp.(2)	93,533	2,728,358
BB&T Corp.	26,826	1,431,704
CIT Group, Inc.	3,724	168,734
Citigroup, Inc.	5,092	351,755
Comerica, Inc.	19,153	1,263,906
East West Bancorp, Inc.	11,747	520,275
Fifth Third Bancorp	52,299	1,431,947
First Citizens BancShares, Inc., Class A	1,977	932,254
Huntington Bancshares, Inc.(2)	101,777	1,452,358
JPMorgan Chase & Co.(2)	30,022	3,533,289
Popular, Inc.	19,931	1,077,869
Umpqua Holdings Corp.	67,652	1,113,552
Wells Fargo & Co.(2)	48,544	2,448,559
		18,454,560
Beverages — 1.9%
Coca-Cola Co. (The)(2)	20,754	1,129,848
Monster Beverage Corp.(1)	9,470	549,828
PepsiCo, Inc.	8,872	1,216,351
		2,896,027
Biotechnology — 3.8%
AbbVie, Inc.	14,518	1,099,303
Alexion Pharmaceuticals, Inc.(1)	4,290	420,163
Amgen, Inc.	5,605	1,084,624
Biogen, Inc.(1)	2,785	648,404
Celgene Corp.(1)	8,346	828,758
Genomic Health, Inc.(1)	5,037	341,609

Gilead Sciences, Inc.	13,831	876,609
Halozyme Therapeutics, Inc.(1)	10,491	162,715
Incyte Corp.(1)	5,976	443,598
		5,905,783
Building Products — 1.8%
Johnson Controls International plc	31,156	1,367,437
Masco Corp.	33,398	1,392,028
		2,759,465
Capital Markets — 2.1%
Artisan Partners Asset Management, Inc., Class A	49,239	1,390,509
Evercore, Inc., Class A	14,648	1,173,305
MSCI, Inc.	2,891	629,515
		3,193,329
Chemicals — 1.9%
CF Industries Holdings, Inc.	1,517	74,636
Ecolab, Inc.	6,639	1,314,788
NewMarket Corp.	1,706	805,386
Valvoline, Inc.	35,511	782,307
		2,977,117
Commercial Services and Supplies — 2.7%
Cintas Corp.	294	78,821
Clean Harbors, Inc.(1)	8,574	661,913
Republic Services, Inc.	17,390	1,505,105
Tetra Tech, Inc.	9,382	813,982
UniFirst Corp.	385	75,121
Waste Management, Inc.	8,963	1,030,745
		4,165,687
Communications Equipment — 3.0%
Ciena Corp.(1)	16,720	655,926
Cisco Systems, Inc.(2)	50,708	2,505,482
Juniper Networks, Inc.	21,067	521,408
Motorola Solutions, Inc.	5,574	949,865
		4,632,681
Construction and Engineering — 0.8%
EMCOR Group, Inc.	1,832	157,772
MasTec, Inc.(1)	16,776	1,089,266
		1,247,038
Consumer Finance — 3.0%
American Express Co.	10,608	1,254,714
Credit Acceptance Corp.(1)	1,865	860,343
Discover Financial Services	17,113	1,387,693
OneMain Holdings, Inc.	4,688	171,956
Synchrony Financial	28,226	962,225
		4,636,931
Containers and Packaging — 0.3%
Ball Corp.	5,902	429,725
Diversified Financial Services — 0.9%
Berkshire Hathaway, Inc., Class B(1)	6,773	1,408,919

Diversified Telecommunication Services — 2.2%
AT&T, Inc.	10,890	412,078
CenturyLink, Inc.	19,543	243,897
Verizon Communications, Inc.(2)	44,390	2,679,380
		3,335,355
Electric Utilities — 1.3%
IDACORP, Inc.	10,845	1,221,906
NextEra Energy, Inc.	3,241	755,121
		1,977,027
Electronic Equipment, Instruments and Components — 1.9%
FLIR Systems, Inc.	17,147	901,761
Keysight Technologies, Inc.(1)	11,751	1,142,785
National Instruments Corp.	18,617	781,728
Zebra Technologies Corp., Class A(1)	379	78,214
		2,904,488
Energy Equipment and Services — 0.5%
Patterson-UTI Energy, Inc.	82,032	701,374
Entertainment — 3.0%
Activision Blizzard, Inc.	24,882	1,316,756
Electronic Arts, Inc.(1)	15,554	1,521,492
Take-Two Interactive Software, Inc.(1)	9,197	1,152,752
Walt Disney Co. (The)	2,507	326,712
Zynga, Inc., Class A(1)	44,582	259,467
		4,577,179
Equity Real Estate Investment Trusts (REITs) — 4.1%
Alexander & Baldwin, Inc.	45,019	1,103,416
American Homes 4 Rent, Class A	44,672	1,156,558
American Tower Corp.	1,714	379,017
CareTrust REIT, Inc.	53,686	1,261,889
GEO Group, Inc. (The)	6,879	119,282
Lamar Advertising Co., Class A	3,166	259,390
Life Storage, Inc.	12,807	1,349,986
National Storage Affiliates Trust	5,526	184,402
Sunstone Hotel Investors, Inc.	32,209	442,552
		6,256,492
Food and Staples Retailing — 0.9%
Performance Food Group Co.(1)	29,732	1,367,969
Food Products — 2.8%
Campbell Soup Co.	31,915	1,497,452
General Mills, Inc.	29,034	1,600,354
Hershey Co. (The)	8,066	1,250,149
		4,347,955
Health Care Equipment and Supplies — 3.9%
Danaher Corp.	5,809	838,994
Hologic, Inc.(1)	29,134	1,470,976
Integer Holdings Corp.(1)	8,736	660,092
Masimo Corp.(1)	1,313	195,361
NuVasive, Inc.(1)	16,846	1,067,699

Stryker Corp.	8,223	1,778,635
		6,011,757
Health Care Providers and Services — 0.7%
Amedisys, Inc.(1)	6,337	830,210
Ensign Group, Inc. (The)	2,147	101,832
UnitedHealth Group, Inc.	767	166,685
		1,098,727
Health Care Technology — 0.9%
Omnicell, Inc.(1)	8,115	586,471
Veeva Systems, Inc., Class A(1)	5,668	865,447
		1,451,918
Hotels, Restaurants and Leisure — 2.4%
Darden Restaurants, Inc.	10,588	1,251,713
Starbucks Corp.(2)	18,967	1,677,062
Texas Roadhouse, Inc.	13,305	698,779
		3,627,554
Household Durables — 0.8%
Garmin Ltd.	13,871	1,174,735
Household Products — 2.1%
Colgate-Palmolive Co.	13,679	1,005,543
Kimberly-Clark Corp.	6,227	884,545
Procter & Gamble Co. (The)	11,322	1,408,231
		3,298,319
Independent Power and Renewable Electricity Producers — 0.2%
NRG Energy, Inc.	8,622	341,431
Insurance — 1.9%
Mercury General Corp.	22,018	1,230,366
MetLife, Inc.	4,824	227,500
Progressive Corp. (The)(2)	17,602	1,359,754
RenaissanceRe Holdings Ltd.	687	132,900
		2,950,520
Interactive Media and Services — 6.6%
Alphabet, Inc., Class A(1)(2)	4,637	5,662,426
Facebook, Inc., Class A(1)(2)	20,192	3,595,791
Snap, Inc., Class A(1)	44,509	703,242
Yelp, Inc.(1)	6,809	236,613
		10,198,072
Internet and Direct Marketing Retail — 4.4%
Amazon.com, Inc.(1)(2)	3,142	5,454,229
eBay, Inc.	32,729	1,275,777
		6,730,006
IT Services — 4.8%
Akamai Technologies, Inc.(1)	8,209	750,138
Amdocs Ltd.	12,541	829,086
Mastercard, Inc., Class A	4,752	1,290,501
PayPal Holdings, Inc.(1)	13,971	1,447,256
Square, Inc., Class A(1)	7,990	494,980
Visa, Inc., Class A(2)	15,073	2,592,707
		7,404,668

Life Sciences Tools and Services — 2.3%
Agilent Technologies, Inc.	2,259	173,107
Bio-Rad Laboratories, Inc., Class A(1)	884	294,142
Bruker Corp.	5,661	248,688
Illumina, Inc.(1)	3,326	1,011,836
Thermo Fisher Scientific, Inc.(2)	6,452	1,879,274
		3,607,047
Machinery — 0.8%
Allison Transmission Holdings, Inc.	27,442	1,291,146
Media — 0.1%
Comcast Corp., Class A	2,996	135,060
Metals and Mining — 1.3%
Royal Gold, Inc.	5,564	685,540
Steel Dynamics, Inc.	46,782	1,394,104
		2,079,644
Multiline Retail — 0.2%
Dollar General Corp.	2,403	381,933
Oil, Gas and Consumable Fuels — 4.0%
Cabot Oil & Gas Corp.	59,493	1,045,292
Chevron Corp.	12,641	1,499,222
CVR Energy, Inc.	26,328	1,159,222
EQT Corp.	14,889	158,419
Exxon Mobil Corp.	10,246	723,470
HollyFrontier Corp.	26,953	1,445,759
Phillips 66	915	93,696
		6,125,080
Pharmaceuticals — 4.5%
Bristol-Myers Squibb Co.	1,953	99,037
Eli Lilly & Co.	2,470	276,220
Horizon Therapeutics plc(1)	15,630	425,605
Jazz Pharmaceuticals plc(1)	3,081	394,799
Johnson & Johnson(2)	19,050	2,464,689
Merck & Co., Inc.(2)	20,119	1,693,617
Pfizer, Inc.	23,282	836,522
Zoetis, Inc.	5,842	727,855
		6,918,344
Professional Services — 1.1%
CoStar Group, Inc.(1)	1,303	772,940
Verisk Analytics, Inc.	5,686	899,184
		1,672,124
Road and Rail — 0.1%
CSX Corp.	2,050	142,003
Semiconductors and Semiconductor Equipment — 5.5%
Applied Materials, Inc.	13,642	680,736
Broadcom, Inc.(2)	7,170	1,979,422
Cirrus Logic, Inc.(1)	21,039	1,127,270
Intel Corp.	30,818	1,588,051
Lam Research Corp.	3,698	854,645
Qorvo, Inc.(1)	9,326	691,430

QUALCOMM, Inc.	5,419	413,361
Xilinx, Inc.	11,816	1,133,154
		8,468,069
Software — 8.9%
Adobe, Inc.(1)	3,909	1,079,861
Autodesk, Inc.(1)	2,468	364,524
Cadence Design Systems, Inc.(1)	17,692	1,169,087
Intuit, Inc.(2)	5,685	1,511,869
LogMeIn, Inc.	8,973	636,724
Microsoft Corp.(2)	42,876	5,961,050
Oracle Corp. (New York)(2)	37,947	2,088,224
Proofpoint, Inc.(1)	4,024	519,297
VMware, Inc., Class A	2,352	352,941
Workday, Inc., Class A(1)	586	99,597
		13,783,174
Specialty Retail — 3.3%
AutoZone, Inc.(1)	1,286	1,394,821
Home Depot, Inc. (The)	1,717	398,378
Murphy USA, Inc.(1)	15,592	1,329,998
O'Reilly Automotive, Inc.(1)	2,809	1,119,415
Ulta Beauty, Inc.(1)	3,662	917,880
		5,160,492
Technology Hardware, Storage and Peripherals — 4.5%
Apple, Inc.(2)	31,043	6,952,701
Textiles, Apparel and Luxury Goods — 0.3%
NIKE, Inc., Class B(2)	4,167	391,365
Thrifts and Mortgage Finance — 1.1%
Essent Group Ltd.	27,379	1,305,157
Radian Group, Inc.	16,450	375,718
		1,680,875
Trading Companies and Distributors — 0.8%
HD Supply Holdings, Inc.(1)	31,546	1,235,815
Wireless Telecommunication Services — 0.8%
Shenandoah Telecommunications Co.	25,010	794,568
Telephone & Data Systems, Inc.	14,014	361,561
		1,156,129
TOTAL COMMON STOCKS (Cost $154,072,513)		193,399,645
TEMPORARY CASH INVESTMENTS — 2.9%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 2.875%, 6/30/20 - 2/15/29, valued at $3,904,205), in a joint trading account at 1.80%, dated 9/30/19, due 10/1/19 (Delivery value $3,826,563)		3,826,372
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45, valued at $647,577), at 0.85%, dated 9/30/19, due 10/1/19 (Delivery value $631,015)		631,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	5,021	5,021
TOTAL TEMPORARY CASH INVESTMENTS (Cost $4,462,393)		4,462,393
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 128.5% (Cost $158,534,906)		197,862,038

COMMON STOCKS SOLD SHORT — (28.5)%
Aerospace and Defense — (0.1)%
BWX Technologies, Inc.	(3,216)	(183,987)
Banks — (5.9)%
Atlantic Union Bankshares Corp.	(27,146)	(1,011,053)
BOK Financial Corp.	(6,053)	(479,095)
Cadence BanCorp	(48,229)	(845,937)
First Financial Bancorp	(39,779)	(973,591)
Fulton Financial Corp.	(75,082)	(1,214,827)
Independent Bank Corp.	(7,730)	(577,044)
Old National Bancorp	(74,348)	(1,279,157)
Pinnacle Financial Partners, Inc.	(24,203)	(1,373,520)
United Bankshares, Inc.	(35,708)	(1,352,262)
		(9,106,486)
Beverages — (0.5)%
Brown-Forman Corp., Class B	(12,433)	(780,544)
Biotechnology — (1.1)%
Bluebird Bio, Inc.	(1,237)	(113,581)
Immunomedics, Inc.	(27,324)	(362,316)
Madrigal Pharmaceuticals, Inc.	(3,395)	(292,717)
Medicines Co. (The)	(8,687)	(434,350)
Sage Therapeutics, Inc.	(2,065)	(289,699)
Sarepta Therapeutics, Inc.	(2,819)	(212,327)
		(1,704,990)
Capital Markets — (1.0)%
Ares Management Corp., Class A	(15,343)	(411,346)
Brookfield Asset Management, Inc., Class A	(14,060)	(746,446)
KKR & Co., Inc., Class A	(16,265)	(436,715)
		(1,594,507)
Commercial Services and Supplies — (0.9)%
Healthcare Services Group, Inc.	(10,112)	(245,620)
Stericycle, Inc.	(22,121)	(1,126,623)
		(1,372,243)
Communications Equipment — (0.1)%
EchoStar Corp., Class A	(2,572)	(101,903)
Construction and Engineering — (0.6)%
Granite Construction, Inc.	(27,044)	(868,924)
Consumer Finance — (0.4)%
SLM Corp.	(72,825)	(642,681)
Diversified Consumer Services — (0.2)%
Laureate Education, Inc., Class A	(18,312)	(303,521)
Electronic Equipment, Instruments and Components — (0.8)%
Amphenol Corp., Class A	(1,024)	(98,816)
IPG Photonics Corp.	(8,649)	(1,172,804)
		(1,271,620)
Food Products — (0.1)%
Hain Celestial Group, Inc. (The)	(7,193)	(154,470)
Gas Utilities — (0.2)%
New Jersey Resources Corp.	(5,687)	(257,166)

Health Care Equipment and Supplies — (1.1)%
Avanos Medical, Inc.	(30,070)	(1,126,422)
Neogen Corp.	(2,876)	(195,884)
Wright Medical Group NV	(20,928)	(431,745)
		(1,754,051)
Hotels, Restaurants and Leisure — (1.9)%
Churchill Downs, Inc.	(8,541)	(1,054,429)
Domino's Pizza, Inc.	(718)	(175,615)
Hyatt Hotels Corp., Class A	(2,928)	(215,706)
Marriott Vacations Worldwide Corp.	(8,790)	(910,732)
Wynn Resorts Ltd.	(4,915)	(534,359)
		(2,890,841)
Household Durables — (1.2)%
Leggett & Platt, Inc.	(35,048)	(1,434,865)
Mohawk Industries, Inc.	(3,730)	(462,781)
		(1,897,646)
Internet and Direct Marketing Retail — (0.6)%
Wayfair, Inc., Class A	(8,194)	(918,711)
IT Services — (0.8)%
Evo Payments, Inc., Class A	(8,275)	(232,693)
Twilio, Inc., Class A	(8,773)	(964,679)
		(1,197,372)
Life Sciences Tools and Services — (0.8)%
Charles River Laboratories International, Inc.	(8,911)	(1,179,549)
Machinery — (1.0)%
Donaldson Co., Inc.	(19,820)	(1,032,226)
Welbilt, Inc.	(31,354)	(528,628)
		(1,560,854)
Media — (0.3)%
New York Times Co. (The), Class A	(16,611)	(473,081)
Mortgage Real Estate Investment Trusts (REITs) — (0.1)%
New Residential Investment Corp.	(8,447)	(132,449)
Oil, Gas and Consumable Fuels — (1.8)%
Cheniere Energy, Inc.	(12,721)	(802,186)
Diamondback Energy, Inc.	(1,047)	(94,136)
Matador Resources Co.	(49,560)	(819,227)
Noble Energy, Inc.	(8,884)	(199,535)
Targa Resources Corp.	(23,056)	(926,159)
		(2,841,243)
Pharmaceuticals — (0.9)%
Catalent, Inc.	(7,587)	(361,596)
MyoKardia, Inc.	(7,689)	(400,981)
Reata Pharmaceuticals, Inc., Class A	(4,116)	(330,474)
Zogenix, Inc.	(7,439)	(297,858)
		(1,390,909)
Real Estate Management and Development — (1.4)%
Cushman & Wakefield plc	(4,705)	(87,184)
Howard Hughes Corp. (The)	(10,069)	(1,304,942)

Kennedy-Wilson Holdings, Inc.	(32,876)	(720,642)
		(2,112,768)
Semiconductors and Semiconductor Equipment — (1.3)%
Brooks Automation, Inc.	(23,403)	(866,613)
First Solar, Inc.	(20,993)	(1,217,804)
		(2,084,417)
Software — (1.4)%
8x8, Inc.	(48,833)	(1,011,820)
Envestnet, Inc.	(10,133)	(574,541)
LivePerson, Inc.	(14,973)	(534,536)
		(2,120,897)
Specialty Retail — (0.4)%
Floor & Decor Holdings, Inc., Class A	(7,557)	(386,541)
Tiffany & Co.	(1,899)	(175,904)
		(562,445)
Thrifts and Mortgage Finance — (0.9)%
TFS Financial Corp.	(73,789)	(1,329,678)
Water Utilities — (0.7)%
Aqua America, Inc.	(25,762)	(1,154,911)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds $45,133,915)		(43,944,864)
OTHER ASSETS AND LIABILITIES†		112,844
TOTAL NET ASSETS — 100.0%		$154,030,018

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	21	December 2019	$1,050	$3,127,425	$(37,256)

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $55,545,151.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	193,399,645	—	—
Temporary Cash Investments	5,021	4,457,372	—
	193,404,666	4,457,372	—
Liabilities
Securities Sold Short
Common Stocks	43,944,864	—	—

Other Financial Instruments
Futures Contracts	37,256	—	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.